Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets, net
6.	Prepayments and other current assets, net
The current portion of prepayments and other current assets, net consist of the following:

	As of December 31,
	2022	2023
	(in thousands)
Prepayments and other current assets, net:
VAT deductible	2,262	3,989
Prepayments to vendors (Note a)	20,220	33,254
Prepayments of listing expenses (Note b)	17,970	—
Interest receivables	1,200	9,844
Rental and other deposits	72	102
Others	244	214

Total	41,968	47,403

Note a: Prepayments to vendors mainly represent prepayments made to a third-party supplier for foundry service. The Group also records a write-down for the prepayment to third-party suppliers when the Group believes that the net realizable value (being the estimated selling price of final products, less the costs of completion and selling expenses) is less than carrying amount. For the years ended December 31, 2021,2022 and 2023, the Group recorded write-downs of nil, nil and RMB141,000 for the prepayment to third-party suppliers in cost of revenues.
Note b: The amount represents incremental costs directly attributable to the Company’s initial public offering.